Debt Service Coverage Ratio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	$ 6,200,697	$ 6,129,542
Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	4,103,809	4,156,144
1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	955,230	776,303
1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	858,438	752,588
Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	$ 283,220	$ 444,507